Investments of Insurance Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments
A summary of the insurance subsidiaries’ investments at December 31 follows (dollars in millions):

	2022
		Unrealized Amounts
	Amortized Cost	Gains	Losses	Fair Value
Debt securities	$415	$—	$(38)	$377
Money market funds and other	96	—	—	96

	$511	$—	$(38)	473

Amounts classified as current assets				(92)

Investment carrying value				$381

	2021
		Unrealized Amounts
	Amortized Cost	Gains	Losses	Fair Value
Debt securities	$400	$18	$(2)	$416
Money market funds and other	125	—	—	125

	$525	$18	$(2)	541

Amounts classified as current assets				(103)

Investment carrying value				$438

Schedule of Maturities of Investments
Scheduled maturities of investments in debt securities at December 31, 2022 were as follows (dollars in millions):

	Amortized Cost	Fair Value
Due in one year or less	$31	$31
Due after one year through five years	121	116
Due after five years through ten years	185	161
Due after ten years	78	69

	$415	$377